Provisions - Fair value of plan asset and Plan asset allocation (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Plan assets
Equity instruments as a percentage of total plan assets	35.00%	36.00%
Cash and debt instruments as a percentage of total plan assets	65.00%	64.00%
Defined benefit plans | Plan Assets
Fair value of plan assets
Fair value of plan assets at beginning of year	$ 2,186	$ 2,068
Actual return on plan assets	(48)	308
Transfer of funds to defined contribution plan	(195)	(190)
Fair value of plan assets at end of year	$ 1,943	$ 2,186